Goodwill and other intangible assets - Detailed Information for Principal Marketed Products (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Other intangible assets		€ 22,629	€ 24,319	€ 21,640
Marketed products
Disclosure of detailed information about intangible assets [line items]
Concentration risk percentage		95.00%
Other intangible assets		€ 12,700	€ 16,600	12,700
Useful life, intangible assets other than goodwill (in years)			10 years
Total: principal marketed products incl. Opella products presented in "Assets held for sale"
Disclosure of detailed information about intangible assets [line items]
Other intangible assets		14,795	€ 15,927	11,863
Intangible Assets Other Than Goodwill, Discontinued Operations		12,002	13,055	9,429
Genzyme
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	[1]	€ 59	208	621
Useful life, intangible assets other than goodwill (in years)	[1],[2]	10 years
Remaining amortisation period of intangible assets material to entity	[1],[3]	2 years
Boehringer Ingelheim Consumer Healthcare
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	[1]	€ 1,764	1,806	2,037
Useful life, intangible assets other than goodwill (in years)	[1],[2]	17 years
Remaining amortisation period of intangible assets material to entity	[1],[3]	10 years
Aventis
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	[1]	€ 39	43	58
Useful life, intangible assets other than goodwill (in years)	[1],[2]	9 years
Remaining amortisation period of intangible assets material to entity	[1],[3]	10 years
Chattem
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	[1]	€ 482	501	574
Useful life, intangible assets other than goodwill (in years)	[1],[2]	23 years
Remaining amortisation period of intangible assets material to entity	[1],[3]	10 years
Protein Sciences
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	[1]	€ 381	420	498
Useful life, intangible assets other than goodwill (in years)	[1],[2]	13 years
Remaining amortisation period of intangible assets material to entity	[1],[3]	6 years
Ablynx
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	[1]	€ 1,083	1,220	1,357
Useful life, intangible assets other than goodwill (in years)	[1],[2]	14 years
Remaining amortisation period of intangible assets material to entity	[1],[3]	8 years
Bioverativ
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	[1]	€ 4,349	5,152	4,836
Useful life, intangible assets other than goodwill (in years)	[1],[2]	13 years
Remaining amortisation period of intangible assets material to entity	[1],[3]	8 years
Rezurock
Disclosure of detailed information about intangible assets [line items]
Other intangible assets		€ 1,513	1,580	1,702
Useful life, intangible assets other than goodwill (in years)	[2]	12 years
Remaining amortisation period of intangible assets material to entity	[3]	9 years
Tzield
Disclosure of detailed information about intangible assets [line items]
Other intangible assets		€ 2,339	2,405	0
Useful life, intangible assets other than goodwill (in years)	[2]	12 years
Remaining amortisation period of intangible assets material to entity	[3]	11 years
Beyfortus
Disclosure of detailed information about intangible assets [line items]
Other intangible assets		€ 2,087	1,870	180
Useful life, intangible assets other than goodwill (in years)	[2]	17 years
Remaining amortisation period of intangible assets material to entity	[3]	16 years
Qunol
Disclosure of detailed information about intangible assets [line items]
Other intangible assets		€ 699	€ 722	€ 0
Useful life, intangible assets other than goodwill (in years)	[2]	10 years
Remaining amortisation period of intangible assets material to entity	[3]	8 years
Gross value | Total: principal marketed products incl. Opella products presented in "Assets held for sale"
Disclosure of detailed information about intangible assets [line items]
Other intangible assets		€ 68,753
Intangible Assets Other Than Goodwill, Discontinued Operations		60,214
Gross value | Genzyme
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	[1]	10,600
Gross value | Boehringer Ingelheim Consumer Healthcare
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	[1]	3,520
Gross value | Aventis
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	[1]	34,175
Gross value | Chattem
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	[1]	1,406
Gross value | Protein Sciences
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	[1]	886
Gross value | Ablynx
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	[1]	1,966
Gross value | Bioverativ
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	[1]	8,375
Gross value | Rezurock
Disclosure of detailed information about intangible assets [line items]
Other intangible assets		2,033
Gross value | Tzield
Disclosure of detailed information about intangible assets [line items]
Other intangible assets		2,714
Gross value | Beyfortus
Disclosure of detailed information about intangible assets [line items]
Other intangible assets		2,288
Gross value | Qunol
Disclosure of detailed information about intangible assets [line items]
Other intangible assets		790
Accumulated amortization & impairment | Total: principal marketed products incl. Opella products presented in "Assets held for sale"
Disclosure of detailed information about intangible assets [line items]
Other intangible assets		(53,958)
Intangible Assets Other Than Goodwill, Discontinued Operations		(48,212)
Accumulated amortization & impairment | Genzyme
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	[1]	(10,541)
Accumulated amortization & impairment | Boehringer Ingelheim Consumer Healthcare
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	[1]	(1,756)
Accumulated amortization & impairment | Aventis
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	[1]	(34,136)
Accumulated amortization & impairment | Chattem
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	[1]	(924)
Accumulated amortization & impairment | Protein Sciences
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	[1]	(505)
Accumulated amortization & impairment | Ablynx
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	[1]	(883)
Accumulated amortization & impairment | Bioverativ
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	[1]	(4,026)
Accumulated amortization & impairment | Rezurock
Disclosure of detailed information about intangible assets [line items]
Other intangible assets		(520)
Accumulated amortization & impairment | Tzield
Disclosure of detailed information about intangible assets [line items]
Other intangible assets		(375)
Accumulated amortization & impairment | Beyfortus
Disclosure of detailed information about intangible assets [line items]
Other intangible assets		(201)
Accumulated amortization & impairment | Qunol
Disclosure of detailed information about intangible assets [line items]
Other intangible assets		€ (91)
Bottom of range
Disclosure of detailed information about intangible assets [line items]
Useful life, intangible assets other than goodwill (in years)		1 year
Top of range
Disclosure of detailed information about intangible assets [line items]
Useful life, intangible assets other than goodwill (in years)		25 years

[1]	(c)Commercialized products derived from the acquisition of these companies. In the case of Bioverativ, the product Enjaymo was sold to Recordati in 2024 (see Note D.1.).
[2]	(a)Weighted averages. The amortization periods for these products vary between 1 and 25 years.
[3]	(b)Weighted averages.